UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 63.6%
Aerospace - 1.4%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$55,000	$59,369
Bombardier, Inc., 6.125%, 1/15/23 (n)	55,000	54,175
CPI International, Inc., 8.75%, 2/15/18	150,000	156,750
Gencorp, Inc., 7.125%, 3/15/21	125,000	135,288
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	185,000	197,950
TransDigm, Inc., 6%, 7/15/22 (z)	10,000	10,050
TransDigm, Inc., 6.5%, 7/15/24 (z)	45,000	45,450

		$659,032
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$60,000	$63,750
PVH Corp., 4.5%, 12/15/22	60,000	58,050

		$121,800
Asset-Backed & Securitized - 0.4%
Banc of America Commercial Mortgage, Inc., FRN, 6.277%, 2/10/51 (z)	$328,951	$168,307
Citigroup Commercial Mortgage Trust, FRN, 5.709%, 12/10/49 (d)(q)	220,000	30,272
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25 (i)(z)	27,636	9,120
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39 (i)(z)	156,679	1,036
Preferred Term Securities XII Ltd., CDO, 0%, 12/24/33 (a)(c)(z)	225,000	0

		$208,735
Automotive - 2.0%
Accuride Corp., 9.5%, 8/01/18	$150,000	$157,500
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	175,000	185,500
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	140,000	148,050
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,400
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	300,000	332,250
Lear Corp., 8.125%, 3/15/20	28,000	29,960
Lear Corp., 4.75%, 1/15/23	55,000	54,141

		$950,801
Broadcasting - 1.9%
AMC Networks, Inc., 7.75%, 7/15/21	$101,000	$110,595
Clear Channel Communications, Inc., 9%, 3/01/21	127,000	131,286
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	26,125
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	85,000	89,250
Liberty Media Corp., 8.5%, 7/15/29	110,000	122,100
Liberty Media Corp., 8.25%, 2/01/30	35,000	38,675
Netflix, Inc., 5.375%, 2/01/21	70,000	72,275
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	80,000	84,800
Univision Communications, Inc., 6.875%, 5/15/19 (n)	25,000	26,250
Univision Communications, Inc., 7.875%, 11/01/20 (n)	100,000	107,500
Univision Communications, Inc., 8.5%, 5/15/21 (n)	105,000	113,400

		$922,256
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19	$170,000	$180,625

Building - 2.4%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$130,000	$136,500
Building Materials Holding Corp., 7%, 2/15/20 (n)	45,000	47,194
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	30,000	31,988

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		$75,000	$81,188
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		130,000	140,725
Gibraltar Industries, Inc., 6.25%, 2/01/21		30,000	30,675
HD Supply, Inc., 8.125%, 4/15/19		60,000	64,800
HD Supply, Inc., 7.5%, 7/15/20		190,000	202,825
Headwaters, Inc., 7.25%, 1/15/19		50,000	52,250
Headwaters, Inc., 7.625%, 4/01/19		35,000	36,750
Nortek, Inc., 8.5%, 4/15/21		150,000	162,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		89,000	94,785
USG Corp., 7.875%, 3/30/20 (n)		45,000	48,881
USG Corp., 5.875%, 11/01/21 (n)		20,000	20,600

			$1,151,911
Business Services - 0.6%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$55,413
Equinix, Inc., 5.375%, 4/01/23		35,000	35,175
Fidelity National Information Services, Inc., 5%, 3/15/22		75,000	79,424
Lender Processing Services, Inc., 5.75%, 4/15/23		35,000	37,485
NeuStar, Inc., 4.5%, 1/15/23		110,000	93,500

			$300,997
Cable TV - 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$120,000	$127,950
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		60,000	62,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		105,000	104,475
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		65,000	66,950
DISH DBS Corp., 6.75%, 6/01/21		60,000	66,000
DISH DBS Corp., 5%, 3/15/23		90,000	88,200
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		105,000	106,050
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		110,000	105,600
Intelsat Luxembourg S.A., 8.125%, 6/01/23		135,000	140,400
Numericable Group S.A., 6%, 5/15/22 (n)		200,000	201,000
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		10,000	9,625
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,225
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		60,000	55,800
SIRIUS XM Radio, Inc., 6%, 7/15/24 (z)		50,000	50,250
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	100,000	142,309
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	100,000	146,613

			$1,483,847
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$63,000	$68,198
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		20,000	19,900
Hexion U.S. Finance Corp., 6.625%, 4/15/20		40,000	41,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		120,000	123,840
Huntsman International LLC, 8.625%, 3/15/21		100,000	108,750
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	202,000
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		95,000	104,263
Tronox Finance LLC, 6.375%, 8/15/20		155,000	156,550

			$825,101
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$40,000	$42,000
VeriSign, Inc., 4.625%, 5/01/23		35,000	34,125

			$76,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)	$45,000	$47,138
Audatex North America, Inc., 6.125%, 11/01/23 (n)	15,000	15,675
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	110,000	116,875
CDW LLC/CDW Finance Corp., 6%, 8/15/22	40,000	40,000

		$219,688
Conglomerates - 1.4%
Amsted Industries Co., 5%, 3/15/22 (n)	$105,000	$104,213
BC Mountain LLC, 7%, 2/01/21 (n)	85,000	81,600
Dynacast International LLC, 9.25%, 7/15/19	75,000	82,125
Entegris, Inc., 6%, 4/01/22 (n)	125,000	129,063
Renaissance Acquisition, 6.875%, 8/15/21 (n)	145,000	146,088
Silver II Borrower, 7.75%, 12/15/20 (n)	150,000	157,125

		$700,214
Construction - 0.3%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$131,250

Consumer Products - 0.6%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$100,000	$103,250
Prestige Brands, Inc., 8.125%, 2/01/20	30,000	32,850
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	55,000	55,000
Spectrum Brands, Inc., 6.375%, 11/15/20	85,000	89,463

		$280,563
Consumer Services - 1.0%
ADT Corp., 6.25%, 10/15/21	$100,000	$103,500
Garda World Security Corp., 7.25%, 11/15/21 (z)	30,000	30,525
Garda World Security Corp., 7.25%, 11/15/21 (z)	60,000	61,050
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	152,250
Monitronics International, Inc., 9.125%, 4/01/20	95,000	99,750
Service Corp. International, 5.375%, 5/15/24 (n)	50,000	51,125

		$498,200
Containers - 1.9%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$215,000
Ball Corp., 4%, 11/15/23	105,000	96,863
Berry Plastics Group, Inc., 5.5%, 5/15/22	125,000	121,875
Crown American LLC, 4.5%, 1/15/23	70,000	66,150
Reynolds Group, 7.125%, 4/15/19	175,000	181,563
Reynolds Group, 5.75%, 10/15/20	50,000	51,000
Reynolds Group, 8.25%, 2/15/21	115,000	121,900
Signode Industrial Group, 6.375%, 5/01/22 (z)	75,000	73,875

		$928,226
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 7/15/18	$133,000	$146,633

Electronics - 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)	$90,000	$92,250
Advanced Micro Devices, Inc., 7.5%, 8/15/22	35,000	36,225
Advanced Micro Devices, Inc., 7%, 7/01/24 (z)	25,000	24,375
Micron Technology, Inc., 5.875%, 2/15/22 (n)	40,000	42,000
Micron Technology, Inc., 5.5%, 2/01/25 (z)	50,000	49,750
Nokia Corp., 5.375%, 5/15/19	80,000	84,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - continued
Nokia Corp., 6.625%, 5/15/39	$25,000	$26,688
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	105,000	109,725

		$465,813
Emerging Market Quasi-Sovereign - 0.2%
Banco de la Provincia de Buenos Aires, 11.75%, 10/05/15 (n)	$124,000	$117,180

Emerging Market Sovereign - 0.2%
Republic of Venezuela, 7%, 3/31/38	$160,000	$110,240

Energy - Independent - 5.6%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$216,000
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)	35,000	33,775
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)	30,000	28,950
Antero Resources Finance Corp., 6%, 12/01/20	70,000	72,975
Antero Resources Finance Corp., 5.375%, 11/01/21	65,000	65,813
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (z)	95,000	95,238
Baytex Energy Corp., 5.125%, 6/01/21 (z)	10,000	9,925
Baytex Energy Corp., 5.625%, 6/01/24 (z)	65,000	64,025
Bill Barrett Corp., 7%, 10/15/22	95,000	97,375
BreitBurn Energy Partners LP, 8.625%, 10/15/20	50,000	53,750
BreitBurn Energy Partners LP, 7.875%, 4/15/22	120,000	125,400
Chaparral Energy, Inc., 7.625%, 11/15/22	90,000	94,275
Chesapeake Energy Corp., 5.75%, 3/15/23	30,000	32,025
Concho Resources, Inc., 5.5%, 4/01/23	20,000	20,700
Denbury Resources, Inc., 4.625%, 7/15/23	70,000	65,450
EP Energy LLC, 6.875%, 5/01/19	35,000	36,663
EP Energy LLC, 9.375%, 5/01/20	145,000	160,588
EP Energy LLC, 7.75%, 9/01/22	150,000	163,500
EPL Oil & Gas, Inc., 8.25%, 2/15/18	115,000	120,175
Halcon Resources Corp., 8.875%, 5/15/21	200,000	207,500
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	40,000	42,600
Laredo Petroleum, Inc., 5.625%, 1/15/22	30,000	30,525
Laredo Petroleum, Inc., 7.375%, 5/01/22	30,000	32,700
LINN Energy LLC, 8.625%, 4/15/20	5,000	5,281
LINN Energy LLC, 7.75%, 2/01/21	125,000	130,938
MEG Energy Corp., 6.5%, 3/15/21 (n)	65,000	66,788
MEG Energy Corp., 7%, 3/31/24 (n)	80,000	84,600
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	100,000	105,250
Oasis Petroleum, Inc., 6.875%, 3/15/22 (n)	135,000	146,138
Sanchez Energy Corp., 6.125%, 1/15/23 (z)	65,000	64,838
SandRidge Energy, Inc., 8.125%, 10/15/22	105,000	111,825
SM Energy Co., 6.5%, 11/15/21	105,000	112,613

		$2,698,198
Entertainment - 1.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$60,000	$64,650
Cedar Fair LP, 5.25%, 3/15/21	105,000	106,050
Cedar Fair LP, 5.375%, 6/01/24 (n)	35,000	35,000
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	50,375
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19	130,000	140,400
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	89,550

		$486,025

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 2.9%
Aircastle Ltd., 5.125%, 3/15/21	$40,000	$40,100
Aviation Capital Group, 4.625%, 1/31/18 (n)	55,000	58,203
Aviation Capital Group, 6.75%, 4/06/21 (n)	25,000	28,154
CIT Group, Inc., 5.25%, 3/15/18	40,000	42,200
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	131,198
CIT Group, Inc., 5.5%, 2/15/19 (n)	148,000	157,990
CIT Group, Inc., 5%, 8/15/22	35,000	36,138
Icahn Enterprises LP, 6%, 8/01/20	45,000	46,913
Icahn Enterprises LP, 5.875%, 2/01/22	110,000	112,131
International Lease Finance Corp., 7.125%, 9/01/18 (n)	101,000	115,645
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	60,000	59,400
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	311,100
SLM Corp., 4.875%, 6/17/19	21,000	21,158
SLM Corp., 8%, 3/25/20	135,000	152,550
SLM Corp., 7.25%, 1/25/22	60,000	65,700
SLM Corp., 6.125%, 3/25/24	50,000	48,750

		$1,427,330
Food & Beverages - 0.7%
Constellation Brands, Inc., 3.75%, 5/01/21	$10,000	$9,750
Constellation Brands, Inc., 4.25%, 5/01/23	95,000	93,813
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)	75,000	77,063
H.J. Heinz Co., 4.25%, 10/15/20	70,000	69,563
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	100,000	105,000

		$355,189
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$70,000	$66,850
Tembec Industries, Inc., 11.25%, 12/15/18	60,000	64,350

		$131,200
Gaming & Lodging - 1.8%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$150,000	$158,250
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	45,000	42,750
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	85,000	84,575
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)	100,000	104,750
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	50,000	53,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	20,000	20,500
MGM Resorts International, 6.625%, 12/15/21	90,000	97,313
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	70,000	74,725
Pinnacle Entertainment, Inc., 6.375%, 8/01/21	55,000	56,650
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	85,000	84,363
Wynn Las Vegas LLC, 7.75%, 8/15/20	95,000	102,363

		$879,239
Health Maintenance Organizations - 0.0%
Wellcare Health Plans, Inc., 5.75%, 11/15/20	$6,000	$6,120

Industrial - 1.3%
Dematic S.A., 7.75%, 12/15/20 (n)	$180,000	$192,600
Howard Hughes Corp., 6.875%, 10/01/21 (n)	105,000	110,513
Hyva Global B.V., 8.625%, 3/24/16 (n)	200,000	207,000
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	99,675

		$609,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 5/25/16	$35,000	$37,048
Eksportfinans A.S.A., 5.5%, 6/26/17	40,000	42,933

		$79,981
Machinery & Tools - 1.0%
CNH America LLC, 7.25%, 1/15/16	$50,000	$53,188
H&E Equipment Services Co., 7%, 9/01/22	110,000	119,075
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	95,000	94,525
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)	35,000	35,613
RSC Equipment Rental, Inc., 8.25%, 2/01/21	140,000	152,775
United Rentals North America, Inc., 7.625%, 4/15/22	48,000	52,920

		$508,096
Major Banks - 1.3%
Bank of America Corp., FRN, 5.2%, 12/31/49	$120,000	$112,500
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	115,000	116,725
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49	95,000	101,116
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	114,750
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	150,000	178,530

		$623,621
Medical & Health Technology & Services - 3.2%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (z)	$15,000	$15,113
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (z)	170,000	173,825
Davita, Inc., 6.625%, 11/01/20	290,000	304,500
Davita, Inc., 5.125%, 7/15/24	45,000	44,325
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	15,000	16,388
HCA, Inc., 7.5%, 2/15/22	150,000	169,875
HCA, Inc., 5.875%, 3/15/22	45,000	47,925
HCA, Inc., 5%, 3/15/24	65,000	64,513
HealthSouth Corp., 8.125%, 2/15/20	175,000	184,625
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)	150,000	153,375
Tenet Healthcare Corp., 8%, 8/01/20	165,000	176,138
Tenet Healthcare Corp., 4.5%, 4/01/21	120,000	116,700
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	107,100

		$1,574,402
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 8/01/20	$56,000	$60,404
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	62,000	68,045
Teleflex, Inc., 6.875%, 6/01/19	50,000	52,875
Teleflex, Inc., 5.25%, 6/15/24 (n)	55,000	55,825

		$237,149
Metals & Mining - 2.9%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$32,475
ArcelorMittal S.A., 7.25%, 3/01/41	55,000	56,100
Arch Coal, Inc., 8%, 1/15/19 (n)	45,000	43,425
Arch Coal, Inc., 7.25%, 10/01/20	70,000	46,550
Century Aluminum Co., 7.5%, 6/01/21 (n)	110,000	116,600
Commercial Metals Co., 4.875%, 5/15/23	75,000	72,188
Consol Energy, Inc., 8.25%, 4/01/20	125,000	133,125
Consol Energy, Inc., 6.375%, 3/01/21	35,000	36,750
Consol Energy, Inc., 5.875%, 4/15/22 (n)	75,000	75,844
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	208,000
FMG Resources, 6.875%, 4/01/22 (n)	25,000	26,594

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	$120,000	$128,700
GrafTech International Co., 6.375%, 11/15/20	100,000	102,250
Molycorp, Inc., 10%, 6/01/20	30,000	26,700
Steel Dynamics, Inc., 5.25%, 4/15/23	35,000	35,263
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (z)	30,000	31,650
Suncoke Energy, Inc., 7.625%, 8/01/19	75,000	79,500
TMS International Corp., 7.625%, 10/15/21 (n)	70,000	74,200
Walter Energy, Inc., 9.5%, 10/15/19 (n)	50,000	49,750
Walter Energy, Inc., 8.5%, 4/15/21	95,000	45,600

		$1,421,264
Midstream - 3.3%
Access Midstream Partners Co., 4.875%, 5/15/23	$165,000	$169,950
AmeriGas Finance LLC, 6.75%, 5/20/20	145,000	152,613
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21	25,000	23,625
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23	95,000	93,338
Crestwood Midstream Partners LP, 6%, 12/15/20	80,000	82,400
Crestwood Midstream Partners LP, 6.125%, 3/01/22 (n)	55,000	56,788
El Paso Corp., 7.75%, 1/15/32	195,000	215,475
Energy Transfer Equity LP, 7.5%, 10/15/20	135,000	150,863
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	61,950
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22 (n)	115,000	119,888
MarkWest Energy Partners LP, 5.5%, 2/15/23	95,000	98,563
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	147,175
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (z)	100,000	101,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	65,000	70,688
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	45,000	45,000

		$1,589,816
Municipals - 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 6/01/27	$35,000	$31,038
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	50,000	48,893

		$79,931
Network & Telecom - 1.0%
Centurylink, Inc., 6.45%, 6/15/21	$20,000	$21,500
Centurylink, Inc., 6.75%, 12/01/23	30,000	32,550
Centurylink, Inc., 7.65%, 3/15/42	95,000	95,000
Citizens Communications Co., 9%, 8/15/31	100,000	106,500
Frontier Communications Corp., 8.125%, 10/01/18	30,000	34,350
Telecom Italia Capital, 6%, 9/30/34	35,000	34,300
TW Telecom Holdings, Inc., 5.375%, 10/01/22	25,000	27,063
TW Telecom Holdings, Inc., 5.375%, 10/01/22	55,000	59,538
Windstream Corp., 7.75%, 10/15/20	80,000	85,600

		$496,401
Oil Services - 0.9%
Bristow Group, Inc., 6.25%, 10/15/22	$105,000	$110,775
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	145,000	138,113
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	80,000	82,900
Unit Corp., 6.625%, 5/15/21	115,000	120,750

		$452,538
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)	$30,000	$30,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 8/6/19, FRN to 8/29/49 (n)	$200,000	$274,500

Pharmaceuticals - 1.0%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (z)	$125,000	$132,188
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	65,000	65,325
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)	45,000	47,025
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	150,000	156,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,300
Vantage Point Imaging, 7.5%, 7/15/21 (n)	45,000	48,600

		$508,188
Precious Metals & Minerals - 0.4%
Aurico Gold, Inc., 7.75%, 4/01/20 (z)	$60,000	$60,750
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	90,000	92,025
IAMGOLD Corp., 6.75%, 10/01/20 (n)	49,000	45,080

		$197,855
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 6/15/18 (z)	$23,764	$24,952
Gannett Co., Inc., 6.375%, 10/15/23 (n)	60,000	63,300
Lamar Media Corp., 5%, 5/01/23	70,000	69,388
Nielsen Finance LLC, 5%, 4/15/22 (n)	60,000	59,100

		$216,740
Railroad & Shipping - 0.1%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$65,000	$65,975

Real Estate - Healthcare - 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21	$110,000	$115,500
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	160,000	170,400

		$285,900
Real Estate - Other - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$75,000	$76,500
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	170,000	173,400
ERP Properties, REIT, 5.75%, 8/15/22	65,000	70,569
Felcor Lodging LP, REIT, 5.625%, 3/01/23	105,000	105,000

		$425,469
Retailers - 1.2%
Best Buy Co., Inc., 5.5%, 3/15/21	$130,000	$133,575
Bon Ton Stores, Inc., 8%, 6/15/21	70,000	63,700
Burlington Coat Factory Warehouse Corp., 10%, 2/15/19	100,000	109,813
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	80,000	80,800
Limited Brands, Inc., 6.95%, 3/01/33	40,000	41,600
Rite Aid Corp., 9.25%, 3/15/20	110,000	123,200
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	45,000	47,925

		$600,613
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$65,000	$66,300

Specialty Stores - 0.9%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$75,000	$73,875
Men’s Wearhouse, Inc., 7%, 7/01/22 (z)	35,000	36,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - continued
Michaels Stores, Inc., 7.75%, 11/01/18	$38,000	$39,615
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	60,000	59,100
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	212,000

		$420,990
Telecommunications - Wireless - 3.7%
Altice Financing S.A., 7.875%, 12/15/19 (n)	$200,000	$215,774
Digicel Group Ltd., 7.125%, 4/01/22 (n)	200,000	203,000
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	234,750
Sprint Capital Corp., 6.875%, 11/15/28	105,000	102,375
Sprint Corp., 7.875%, 9/15/23 (n)	145,000	155,150
Sprint Corp., 7.125%, 6/15/24 (n)	55,000	56,100
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	58,625
Sprint Nextel Corp., 6%, 11/15/22	110,000	108,350
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,288
T-Mobile USA, Inc., 6.5%, 1/15/24	40,000	41,700
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	26,063
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	146,300
T-Mobile USA, Inc., 6.633%, 4/28/21	50,000	52,500
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	195,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (z)	200,000	208,500

		$1,814,975
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$45,000	$47,700
Level 3 Financing, Inc., 8.625%, 7/15/20	45,000	48,938

		$96,638
Transportation - 0.3%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$200,000	$144,000

Transportation - Services - 1.6%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$150,000	$156,938
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	135,000	147,825
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	20,000	20,400
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	92,000	93,150
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	100,000	101,750
Stena AB, 7%, 2/01/24 (n)	200,000	211,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	28,000	30,030

		$761,093
Utilities - Electric Power - 1.6%
AES Corp., 7.375%, 7/01/21	$40,000	$45,600
Calpine Corp., 5.375%, 1/15/23	45,000	44,100
Covanta Holding Corp., 7.25%, 12/01/20	95,000	101,650
Covanta Holding Corp., 6.375%, 10/01/22	35,000	37,188
InterGen N.V., 7%, 6/30/23 (n)	200,000	199,000
NRG Energy, Inc., 8.25%, 9/01/20	195,000	209,625
NRG Energy, Inc., 6.25%, 7/15/22 (n)	45,000	46,350
NRG Energy, Inc., 6.625%, 3/15/23	100,000	103,000

		$786,513
Total Bonds		$30,832,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 30.1%
Aerospace - 1.0%
United Technologies Corp.	4,713	$495,572

Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,211	$386,026

Automotive - 0.0%
Accuride Corp. (a)	2,414	$12,070

Broadcasting - 0.8%
Viacom, Inc., “B”	4,840	$400,123

Brokerage & Asset Managers - 2.1%
BlackRock, Inc.	1,411	$429,974
NASDAQ OMX Group, Inc.	14,167	597,706

		$1,027,680
Business Services - 0.8%
Accenture PLC, “A”	4,772	$378,324

Chemicals - 1.6%
3M Co.	3,123	$439,999
PPG Industries, Inc.	1,602	317,773

		$757,772
Computer Software - 0.7%
Oracle Corp.	7,778	$314,153

Computer Software - Systems - 1.2%
International Business Machines Corp.	3,073	$589,002

Electrical Equipment - 1.9%
Danaher Corp.	6,686	$493,962
Tyco International Ltd.	10,368	447,379

		$941,341
Energy - Independent - 1.2%
Occidental Petroleum Corp.	6,078	$593,881

Food & Beverages - 1.9%
General Mills, Inc.	7,580	$380,137
Nestle S.A., ADR	7,217	535,141

		$915,278
Food & Drug Stores - 1.3%
CVS Caremark Corp.	7,973	$608,818

General Merchandise - 0.7%
Target Corp.	5,263	$313,622

Insurance - 2.0%
MetLife, Inc.	7,619	$400,759
Travelers Cos., Inc.	6,569	588,320

		$989,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.3%
Bank of New York Mellon Corp.	11,988	$468,012
JPMorgan Chase & Co.	11,507	663,609

		$1,131,621
Medical Equipment - 2.7%
Abbott Laboratories	12,430	$523,552
St. Jude Medical, Inc.	5,312	346,289
Thermo Fisher Scientific, Inc.	3,643	442,625

		$1,312,466
Other Banks & Diversified Financials - 0.9%
U.S. Bancorp	10,830	$455,185

Pharmaceuticals - 2.4%
Johnson & Johnson	6,578	$658,392
Pfizer, Inc.	17,428	500,184

		$1,158,576
Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	6,090	$1,093

Restaurants - 0.9%
McDonald’s Corp.	4,400	$416,064

Specialty Stores - 0.3%
Staples, Inc.	13,392	$155,213

Telephone Services - 1.3%
Verizon Communications, Inc.	12,744	$642,552

Tobacco - 1.3%
Philip Morris International, Inc.	7,472	$612,779
Total Common Stocks		$14,608,290

Floating Rate Loans (g)(r) - 1.1%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$76,749	$76,201

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$64,222	$63,931

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$34,027	$34,017

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 1/06/21 (o)	$49,669	$49,188

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,723	$45,698

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,957	$44,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$15,676	$15,707
Davita Healthcare Partners Inc. Term Loan B, 3.5%, 6/24/21	32,319	32,244

		$47,951
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$50,298	$50,109

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$120,236	$120,687
Total Floating Rate Loans		$531,870

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	60	$59,700

Convertible Bonds - 0.1%
Network & Telecom - 0.1%
Nortel Networks Corp., 2.125%, 4/15/14 (a)(d)	$23,000	$23,345

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,549,317	$1,549,317
Total Investments		$47,604,696

Other Assets, Less Liabilities - 1.8%		852,905
Net Assets - 100.0%		$48,457,601

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,408,347, representing 23.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Advanced Micro Devices, Inc., 7%, 7/01/24	6/02/14	$25,000	$24,375
Ally Financial, Inc., 7% (Preferred Stock),	4/13/11-4/14/11	56,250	59,700
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	35,000	33,775
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14	30,000	28,950
American Media, Inc., 13.5%, 6/15/18	12/22/10	24,005	24,952

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22	4/16/14-5/13/14	$96,399	$95,238
Aurico Gold, Inc., 7.75%, 4/01/20	6/27/14-7/15/14	60,453	60,750
Banc of America Commercial Mortgage, Inc., FRN, 6.277%, 2/10/51	6/19/08	242,558	168,307
Baytex Energy Corp., 5.125%, 6/01/21	5/29/14	10,000	9,925
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-6/05/14	65,420	64,025
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	1/15/14	15,000	15,113
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	1/15/14-4/24/14	175,085	173,825
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	30,000	30,900
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22	5/06/14-6/02/14	136,452	132,188
Falcon Franchise Loan LLC, FRN, 16.08%, 1/05/25	1/29/03	2,060	9,120
Garda World Security Corp., 7.25%, 11/15/21	5/21/14-5/22/14	31,766	30,525
Garda World Security Corp., 7.25%, 11/15/21	4/24/14	63,065	61,050
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14	35,000	35,613
Men’s Wearhouse, Inc., 7%, 7/01/22	6/11/14-6/20/14	36,262	36,400
Micron Technology, Inc., 5.5%, 2/01/25	7/23/14	50,000	49,750
Morgan Stanley Capital I, Inc., FRN, 1.413%, 4/28/39	7/20/04	2,020	1,036
Preferred Term Securities XII Ltd., CDO, 17%, 12/24/33	1/07/05	127,734	0
SIRIUS XM Radio, Inc., 6%, 7/15/24	5/01/14-5/13/14	50,720	50,250
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	5/13/14	100,000	101,500
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	66,184	64,838
Signode Industrial Group, 6.375%, 5/01/22	4/07/14-4/25/14	75,658	73,875
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20	4/29/14	31,521	31,650
TransDigm, Inc., 6%, 7/15/22	5/20/14	10,000	10,050
TransDigm, Inc., 6.5%, 7/15/24	5/20/14-5/21/14	45,222	45,450
Wind Acquisition Finance S.A., 7.375%, 4/23/21	6/24/14	200,000	208,500
Total Restricted Securities			$1,731,630
% of Net assets			3.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Deutsche Bank AG	53,257	10/10/14	$71,317	$71,329	$12
SELL	EUR	Credit Suisse International	383,733	10/10/14	522,511	513,950	8,561

							$8,573

Liability Derivatives
BUY	EUR	Deutsche Bank AG	52,000	10/10/14	$70,966	$69,646	$(1,320)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$13,686,030	$60,793	$—	$13,746,823
Switzerland	535,141	—	—	535,141
United Kingdom	386,026	—	—	386,026
Non-U.S. Sovereign Debt	—	307,401	—	307,401
Municipal Bonds	—	79,931	—	79,931
U.S. Corporate Bonds	—	22,956,632	—	22,956,632
Commercial Mortgage-Backed Securities	—	208,735	0	208,735
Foreign Bonds	—	7,302,820	—	7,302,820
Floating Rate Loans	—	531,870	—	531,870
Mutual Funds	1,549,317	—	—	1,549,317
Total Investments	$16,156,514	$31,448,182	$0	$47,604,696

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,253	$—	$7,253

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Total
Balance as of 10/31/13	$30,328	$0	$30,328
Realized gain (loss)	—	(487,000)	(487,000)
Change in unrealized appreciation (depreciation)	(29,235)	487,000	457,765
Disposition of worthless securities	—	0	0
Transfers into Level 3	—	0	0
Transfers out of level 3	(1,093)	—	(1,093)
Balance as of 7/31/14	$—	$0	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at July 31, 2014 is $0. At July 31, 2014, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,706,289
Gross unrealized appreciation	4,791,499
Gross unrealized depreciation	(893,092)
Net unrealized appreciation (depreciation)	$3,898,407

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,299,694	9,513,592	(9,263,969)	1,549,317

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$896	$1,549,317

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.